Divestitures	12 Months Ended
Sep. 30, 2018
Divestitures [Abstract]
Divestitures

NOTE 3 –DIVESTITURES

As previously discussed in Note 1- Description of Business, the GBL and GAC segments were classified as held for sale in the accompanying Consolidated Balance Sheets and as discontinued operations in the accompanying Consolidated Statements of Income. The following table summarizes the components of Income From Discontinued Operations, Net of Tax in the accompanying Condensed Consolidated Statement of Income for the three years ended September 30, 2018, 2017, and 2016.

(in millions)	2018	2017	2016
Income from discontinued operations before income taxes - GBL	$21.8	$84.5	$71.2
(Loss) income from discontinued operations before income taxes - GAC	(31.9)	94.5	112.5
Income (loss) from discontinued operations before income taxes - HRG Insurance Operations	476.4	287.1	(164.7)
Income from discontinued operations before income taxes - Compass	—	—	40.8
Income from discontinued operations before income taxes	466.3	466.1	59.8
Income tax expense from discontinued operations	21.3	176.8	138.6
Income (loss) from discontinued operations, net of tax	445.0	289.3	(78.8)
Income from discontinued operations, net of tax attributable to noncontrolling interest	33.2	92.7	60.9
Income (loss) from discontinued operations, net of tax attributable to controlling interest	$411.8	$196.6	$(139.7)

GBL

On January 15, 2018 the Company entered into a definitive acquisition agreement with Energizer Holdings, Inc. (“Energizer”) where Energizer agreed to acquire from the Company its GBL business for an aggregate purchase price of $2.0 billion in cash, subject to customary purchase price adjustments. The agreement provides that Energizer will purchase the equity of certain subsidiaries of the Company and acquire certain assets and assume certain liabilities of other subsidiaries used or held for the purpose of the GBL business. On November 15, 2018, the Company and Energizer entered into an amended acquisition agreement for the GBL sale.  See Note 23 – Subsequent Events for further detail regarding such amendment.  On January 2, 2019, the Company completed the sale of GBL to Energizer. As a result, the Company’s assets and liabilities associated with GBL have been classified as held for sale in the accompanying Consolidated Statements of Financial Position and the respective operations have been classified as discontinued operations in the accompanying Consolidated Statement of Income and Statement of Cash Flows.

The Company and Energizer have agreed to indemnify each other for losses arising from certain breaches of the GBL acquisition agreement and for certain other matters.  In particular, the Company has agreed to indemnify Energizer for certain liabilities relating to the assets retained by the Company, and Energizer has agreed to indemnify the Company for certain liabilities assumed by Energizer, in each case as described in the GBL acquisition agreement.

The Company and Energizer have agreed to enter into related agreements ancillary to the acquisition that became effective upon the consummation of the acquisition, including a customary transition services agreement and reverse transition services agreement.  The transition services agreement and reverse transition services agreement will be recognized as a component of continuing operations for periods following the completion of the GBL sale.

Refer to Note 23 – Subsequent Events to the Consolidated Financial Statements, included elsewhere in this Annual Report, for further discussion pertaining to the GBL divestiture.

The following table summarizes the assets and liabilities of GBL classified as held for sale as of September 30, 2018 and 2017:

(in millions)	2018	2017
Assets
Trade receivables, net	$99.3	$108.4
Other receivables	17.9	11.3
Inventories	127.8	119.7
Prepaid expenses and other current assets	23.0	26.1
Property, plant and equipment, net	160.5	143.9
Deferred charges and other	13.4	13.5
Goodwill	226.6	229.4
Intangible assets, net	304.0	309.3
Total assets of business held for sale	$972.5	$961.6
Liabilities
Current portion of long-term debt	6.3	8.7
Accounts payable	124.1	130.8
Accrued wages and salaries	25.0	22.4
Other current liabilities	82.6	36.0
Long-term debt, net of current portion	45.0	41.0
Deferred income taxes	20.9	17.6
Other long-term liabilities	60.6	56.7
Total liabilities of business held for sale	$364.5	$313.2

NOTE 3 –DIVESTITURES (continued)

The following table summarizes the components of income from discontinued operations before income taxes associated with the GBL divestiture in the accompanying Condensed Consolidated Statements of Operations for the three years ended September 30, 2018, 2017, and 2016:

(in millions)	2018	2017	2016
Net sales	$870.5	$865.6	$840.7
Cost of goods sold	553.2	539.3	524.7
Gross profit	317.3	326.3	316.0
Operating expenses	241.0	193.6	178.5
Operating income	76.3	132.7	137.5
Interest expense	53.5	48.3	65.5
Other non-operating expense (income), net	1.0	(0.1)	0.8
Income from discontinued operations before income taxes	$21.8	$84.5	$71.2

Beginning in January 2018, the Company ceased the recognition of depreciation and amortization of long-lived assets associated with GBL. The Company recognized depreciation and amortization expense of $8.3 million, $30.9 million and $29.6 million during the years ended September 30, 2018, 2017 and 2016, respectively.  Interest expense consists of interest from debt directly held by subsidiaries of the business held for sale, including interest from capital leases, and interest on Term Loans required to be paid down using proceeds received on disposal on sale of a business within 365 days with the exception for funds used for capital expenditures and acquisitions.  No impairment loss has been recognized as the fair value or expected proceeds from the disposal of the business is in excess of the subsequent payment.  During the year ended September 30, 2018 the Company incurred transaction costs of $60.7 million associated with the divestiture which has been recognized as a component of Income From Discontinued Operations – GBL on the Condensed Consolidated Statements of Income.  Transaction costs are expensed as incurred and include fees for investment banking services, legal, accounting, due diligence, tax, valuation and various other services necessary to complete the transaction.

GAC

On November 15, 2018 the Company entered into a definitive acquisition agreement with Energizer where Energizer has agreed to acquire from the Company its GAC business for an aggregate purchase price of $1.25 billion, including $937.5 million in cash plus stock consideration of 5.3 million shares of Energizer common stock with an approximate value of $312.5 million, subject to customary purchase price adjustments.  The agreement provides that Energizer will purchase the equity of certain subsidiaries of the Company and acquire certain assets and assume certain liabilities of other subsidiaries used or held for the purpose of the GAC business. On January 28, 2019, the Company completed the sale of GAC to Energizer.

The Company and Energizer have agreed to indemnify each other for losses arising from certain breaches of the GAC acquisition agreement and for certain other matters. In particular, the Company has agreed to indemnify Energizer for certain liabilities relating to the assets retained by the Company, and Energizer has agreed to indemnify the Company for certain liabilities assumed by Energizer, in each case as described in the GAC acquisition agreement. Subject to the GAC acquisition agreement, the Company agreed to indemnify Energizer for certain losses relating to liabilities arising primarily out of or relating to products sourced, manufactured, sold or distributed prior to the closing or arising out of or relating to pre-closing acts or omissions in connection with such products, subject to certain limits, and Energizer will bear the risk for a portion of those losses.

Refer to Note 23 – Subsequent Events to the Consolidated Financial Statements, included elsewhere in this Annual Report, for further discussion pertaining to the GAC divestiture.

The following table summarizes the assets and liabilities of GAC classified as held for sale as of September 30, 2018 and 2017:

(in millions)	2018	2017
Assets
Trade receivables, net	$55.2	$52.3
Other receivables	4.1	3.6
Inventories	72.8	68.0
Prepaid expenses and other current assets	2.9	6.0
Property, plant and equipment, net	58.2	57.8
Deferred charges and other	10.7	17.9
Goodwill	841.8	934.8
Intangible assets, net	384.4	395.1
Total assets of business held for sale	$1,430.1	$1,535.5
Liabilities
Current portion of long-term debt	0.4	0.2
Accounts payable	50.6	40.0
Accrued wages and salaries	3.2	4.5
Other current liabilities	13.3	6.3
Long-term debt, net of current portion	31.5	31.7
Deferred income taxes	71.6	111.5
Other long-term liabilities	2.5	3.3
Total liabilities of business held for sale	$173.1	$197.5

NOTE 3 –DIVESTITURES (continued)

The following table summarizes the components of income from discontinued operations before income taxes associated with the GAC divestiture in the accompanying Condensed Consolidated Statements of Operations for the three years ended September 30, 2018, 2017, and 2016:

(in millions)	2018	2017	2016
Net sales	$465.6	$446.9	$453.7
Cost of goods sold	284.9	233.7	213.9
Gross profit	180.7	213.2	239.8
Operating expenses	117.8	117.2	125.6
Operating income	62.9	96.0	114.2
Interest expense	2.1	1.4	0.1
Other non-operating expense, net	0.2	0.1	1.6
Write-down of assets of business held for sale to fair value less cost to sell	92.5	—	—
(Loss) income from discontinued operations before income taxes	$(31.9)	$94.5	$112.5

During the years ended September 30, 2018, 2017 and 2016, the Company recognized depreciation and amortization of $16.3 million, $21.1 million and $17.5 million. Beginning in November 2018, subsequent to the year ended September 30, 2018, the Company ceased the recognition of depreciation and amortization of long-lived assets associated with GAC when it was recognized as held for sale. Interest expense consists of interest from debt directly held by subsidiaries of the business held for sale, including interest from capital leases. Additionally, subsequent to the balance sheet date, the Company recognized a $107.2 million impairment on net assets held for sale associated with the GAC divestiture due to the expected fair value to be realized from the sale, net estimated transaction costs, be lower than the carrying value of the assets held for sale. The impairment was primarily driven by the change in value of stock consideration to be received as a component of the purchase price from Energizer. No transaction costs associated with the divestiture were incurred during the year ended September 30, 2018.

HRG – Insurance Operations

On November 30, 2017, FGL completed the FGL Merger pursuant to which, except for certain shares specified in the FGL Merger Agreement, each issued and outstanding share of common stock of FGL was automatically canceled and converted into the right to receive $31.10 in cash, without interest. The total consideration received by HRG Group Inc. as a result of the completion of the FGL Merger was $1,488.3 million.

Also on November 30, 2017, Front Street Re (Delaware) Ltd. Sold to the CF Entities all of the issued and outstanding shares of Front Street for $65 million, which is subject to reduction for customary transaction expenses. In addition, $6.5 million of the purchase price was deposited in escrow for a period of 15 months to support any indemnification claims that might be made (if any) by the CF entities.

The operations of FGL were classified as held for sale in the accompanying Consolidated Statement of Financial Position at September 30, 2017 and as discontinued operations through November 30, 2017 in the accompanying Consolidated Statements of Operations and Consolidated Statements of Cash Flows.

Additionally, HRG, FS Holdco II Ltd. (“FS Holdco”) and the CF Entities entered into an agreement (the “338 Agreement”) on May 24, 2017 pursuant to which the CF Entities agreed that FS Holdco may, at its option, cause the relevant CF Entity and FS Holdco to make a joint election under Section 338(h)(10) of the Internal Revenue Code of 1986, as amended, with respect to the FGL Merger and the deemed share purchases of FGL’s subsidiaries (the “338 Tax Election”). Pursuant to the 338 Agreement, if FS Holdco elects to make the 338 Tax Election, FS Holdco and/or CF Corporation will be required to make a payment for the election to the other. On March 8, 2018, FS Holdco exercised the 338 Tax Election and the CF Entities were required to pay FS Holdco $26.6 million during the three month period ended June 30, 2018.

The following table summarizes the major categories of assets and liabilities of FGL classified as held for sale in the accompanying Consolidated Statement of Financial Position as of September 30, 2017.

(in millions)	September 30, 2017
Assets
Investments, including loans and receivables from affiliates	$23,211.1
Funds withheld receivables	742.7
Cash and cash equivalents	914.5
Accrued investment income	231.3
Reinsurance recoverable	2,358.8
Deferred acquisition costs and value of business acquired, net	1,163.6
Other assets	125.4
Write-down of assets of businesses held for sale to fair value less cost to sell	(421.2)
Total assets of business held for sale	$28,326.2
Liabilities
Insurance reserves	24,989.6
Debt	405.0
Accounts payable and other current liabilities	56.2
Deferred tax liabilities	68.0
Other long-term liabilities	831.9
Total liabilities of business held for sale	$26,350.7

NOTE 3 –DIVESTITURES (continued)

The following table summarizes the components of Income from Discontinued Operations – HRG Insurance Operations, in the accompanying Consolidated Statements of Income for the years ending September 30, 2018, 2017 and 2016.

(in millions)	2018	2017	2016
Revenues:
Insurance premiums	$6.8	$43.9	$72.5
Net investment income	181.9	1,050.7	985.9
Net investment gains	154.8	377.4	131.6
Other	35.1	169.5	130.5
Total revenues	378.6	1,641.5	1,320.5
Operating costs and expenses:
Benefits and other changes in policy reserves	241.3	925.9	893.9
Selling, acquisition, operating and general expenses	52.8	148.2	127.9
Amortization of intangibles	35.8	197.5	78.6
Total operating costs and expenses	329.9	1,271.6	1,100.4
Operating income	48.7	369.9	220.1
Interest expense and other	4.0	24.4	22.0
Write-down of assets of business held for sale to fair value less cost to sell	(14.2)	(58.4)	(362.8)
Reclassification of accumulated other comprehensive income	445.9	—	—
Income from discontinued operations before income taxes	$476.4	$287.1	$(164.7)

Property, Plant, and Equipment and long-lived assets classified as held for sale are measured at the lower of their carrying value or fair value less cost to sell.  As of September 30, 2017, the carrying value of HRG’s interest in FGL and Front Street exceeded their respective estimated fair value less cost to sell by $402.2 million and $19.0 million, respectively. The higher carrying value of FGL was primarily due to the increase in unrealized gains, net of offsets in FGL’s investment portfolio, with the effects of the unrealized gains, net of offsets, being recorded in accumulated other comprehensive income. Upon the completion of the FGL Merger, HRG deconsolidated its ownership interest in FGL, which resulted in the reclassification of $445.9 million of accumulated other comprehensive income attributable from FGL to income from discontinued operations during the year ended September 30, 2018. Additionally, subsequent to the close of the FGL Merger, the Company recognized a $5.9 million tax benefit allocated to HRG insurance operations discontinued operations during the year ended September 30, 2018, associated with the reversal of valuation allowance realized with the completion of the Spectrum Merger.

HRG – Compass

On July 1, 2016, HGI Energy entered into an agreement to sell its equity interests in Compass to a third party (such agreement, the “Compass Sale Agreement”). During the year ended September 30, 2016, the transactions contemplated by the Compass Sale Agreement were consummated. This sale represented the disposal of all of the Company’s oil and gas properties, which were accounted for using the full-cost method prior to their disposal. The Company has determined that the completion of HGI Energy’s sale of its equity interests in Compass to a third party represented a strategic shift for the Company and, accordingly, has presented the results of operations for Compass as discontinued operations.

The following table summarizes the components of Income from Discontinued Operations – HRG Compass, in the accompanying Consolidated Statements of Income for the year ended September 30, 2016.

(in millions)	2016
Revenues:
Oil and natural gas revenues	$40.2
Operating costs and expenses:
Oil and natural gas direct operating costs	38.2
Selling, acquisitions, operating and general expenses	22.8
Impairment and bad debt expense	93.2
Total operating costs and expenses	154.2
Operating loss	(114.0)
Interest expense	(5.9)
Gain upon gaining control of equity method investment	—
Gain on sale of oil and gas properties	105.6
Other income, net	1.5
Gain on disposal	53.6
Net income	40.8
Net income attributable to noncontrolling interest	0.1
Net income attributable to common and participating preferred stockholders	$40.7

NOTE 3 –DIVESTITURES (continued)

HPC

In December 2017 the Company entered into a plan to divest its HPC division, as a component of its GBA business, and was actively marketing the HPC business including discussions with third parties for the potential sale of the HPC business. As a result, the HPC business met the criteria for recognition as assets held for sale and HPC’s operations and cash flows were reported as component of discontinued operations. Subsequent to September 30, 2018, in November 2018, the Company made a strategic decision to cease marketing and actively pursuing a sale of the HPC division and will continue to manage and operate the business for continued use. Consequently, the HPC net assets were reclassified as held for use and the operating results and cash flows were included within the Company’s income from continuing operations. Upon recognition of the Company’s change in plan to sell the HPC business, the net assets were remeasured and reported at the carrying amount before the asset was classified as held for sale, which is lower than its fair value at the date of the subsequent decision not to sell. Subsequent to September 30, 2018, the asset carrying value will be adjusted for any depreciation and amortization expense, that would have been recognized had the assets been continuously classified as held and used. The effect of any required adjustments will be reflected in income from continuing operations as of the date of the decision not to sell in November 2018. There was no impairment or loss recognized when the decision not to sell was made.

The following tables summarize the effect of the change in plan to sell the HPC business and reclassification of the GAC business to discontinued operations on the previously reported condensed consolidated statements of income for the three years ended September 30, 2018, 2017, and 2016:

	September 30, 2018
(in millions)	As Previously Reported	Effect of HPC Reclassification From Held For Sale to Held and Used	After HPC Reclassification	Effect of GAC Reclassification From Held and Used to Held For Sale	After GAC Reclassification
Net sales	$3,145.9	$1,110.5	$4,256.4	$447.7	$3,808.7
Cost of goods sold	1,992.3	749.1	2,741.4	267.0	2,474.4
Gross profit	1,153.6	361.4	1,515.0	180.7	1,334.3
Operating expenses	1,051.6	268.8	1,320.4	210.3	1,110.1
Operating income	102.0	92.6	194.6	(29.6)	224.2
Interest expense	264.6	1.5	266.1	2.1	264.0
Other non-operating (income) expense, net	(6.3)	2.4	(3.9)	0.2	(4.1)
(Loss) income from operations before income taxes	$(156.3)	$88.7	$(67.6)	$(31.9)	$(35.7)

	September 30, 2017
(in millions)	As Previously Reported	Effect of HPC Reclassification From Held For Sale to Held and Used	After HPC Reclassification	Effect of GAC Reclassification From Held and Used to Held For Sale	After GAC Reclassification
Net sales	$3,010.6	$1,132.3	$4,142.9	$436.4	$3,706.5
Cost of goods sold	1,833.5	759.9	2,593.4	223.3	2,370.1
Gross profit	1,177.1	372.4	1,549.5	213.1	1,336.4
Operating expenses	894.1	271.9	1,166.0	117.1	1,048.9
Operating income	283.0	100.5	383.5	96.0	287.5
Interest expense	309.9	1.9	311.8	1.4	310.4
Other non-operating (income) expense, net	4.2	0.9	5.1	0.1	5.0
(Loss) income from operations before income taxes	$(31.1)	$97.7	$66.6	$94.5	$(27.9)

	September 30, 2016
(in millions)	As Previously Reported	Effect of HPC Reclassification From Held For Sale to Held and Used	After HPC Reclassification	Effect of GAC Reclassification From Held and Used to Held For Sale	After GAC Reclassification
Net sales	$3,038.3	$1,169.6	$4,207.9	$453.7	$3,754.2
Cost of goods sold	1,791.7	803.4	2,595.1	213.9	2,381.2
Gross profit	1,246.6	366.2	1,612.8	239.8	1,373.0
Operating expenses	911.7	265.1	1,176.8	125.6	1,051.2
Operating income	334.9	101.1	436.0	114.2	321.8
Interest expense	334.5	2.5	337.0	0.1	336.9
Other non-operating (income) expense, net	(8.8)	3.2	(5.6)	1.6	(7.2)
(Loss) income from operations before income taxes	$9.2	$95.4	$104.6	$112.5	$(7.9)

The Company had ceased the recognition of depreciation and amortization for the HPC assets while considered held for sale beginning January 2018. During the year ended September 30, 2018, the Company recognized depreciation and amortization of $8.8 million and deferred the recognition of $29.0 million during the period in which the assets were held for sale, which was subsequently recognized after September 30, 2018 in the period in which the change in plan was realized in order to reflect the carrying value of HPC net assets as if they had been held for use during that period. During the year ended September 30, 2018, the Company had incurred HPC divestiture related transaction costs of $14.9 million which are included in General and Administrative Expenses on the Company’s Condensed Consolidated Statements of Income.